DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Designated as Hedging Instrument [Member]
Schedule of the Fair Value of Open Foreign Exchange Contracts

Foreign exchange forward and		December 31,
options contracts	Balance sheet	2016	2015

Fair value of foreign exchange hedge transactions	Other receivables and prepaid expenses	$40	$104
Fair value of foreign exchange hedge transactions	Other payables and accrued expenses	(101)	(149)

Total derivatives designated as hedging instruments	Other Comprehensive loss	$(61)	$(45)

Not Designated as Hedging Instrument [Member]
Schedule of the Fair Value of Open Foreign Exchange Contracts

Foreign exchange forward and		December 31,
options contracts	Balance sheet	2016	2015

Fair value of foreign exchange non-designated hedge transactions	Other receivables and prepaid expenses	$181	$459
Fair value of foreign exchange non-designated hedge transactions	Other payables and accrued expenses	(92)	(13)

Total derivatives designated as hedging instruments		$89	$446